Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Loss Contingency [Abstract]
Schedule Of Product Warranties Accrual
Claims accrued but not yet paid and the related activity within the reserve for 2017 and 2018 are as follows:

(Dollars in Thousands)

Balance as of December 31, 2016	$969
Product warranty charges/adjustments	(149)
Payments and settlements	(471)
Balance as of December 31, 2017	$349
Product warranty charges/adjustments	1,510
Payments and settlements	(331)
Balance as of December 31, 2018	$1,528